UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Counterpoint Select Fund
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 71.8%
	Beverages: 4.4%
6,000	The Coca-Cola Company	$263,700

	Biotechnology: 4.1%
5,000	Amgen, Inc. (a)	247,600

	Capital Markets: 5.2%
1,000	BlackRock, Inc.	130,040
1,750	Goldman Sachs Group, Inc.	185,535
		315,575
	Communications Equipment: 6.8%
15,000	Cisco Systems, Inc. (a)	251,550
4,000	QUALCOMM, Inc.	155,640
		407,190
	Computers & Peripherals: 2.8%
15,000	EMC Corporation (a)	171,000

	Diversified Telecommunication Services: 5.1%
5,000	AT&T, Inc.	126,000
6,000	Verizon Communications, Inc.	181,200
		307,200
	Electrical Equipment: 2.8%
12,000	ABB Ltd. - ADR	167,280

	Energy Equipment & Services: 2.2%
3,200	Schlumberger Limited	129,984

	Health Care Technology: 3.6%
5,000	Cerner Corp. (a)	219,850

	Insurance: 6.6%
140	Berkshire Hathaway, Inc. (a)	394,800

	Metals & Mining: 2.1%
4,000	Barrick Gold Corporation	129,680

	Oil & Gas: 2.2%
2,000	Chevron Corp.	134,480

	Pharmaceuticals: 11.4%
4,600	Johnson & Johnson	241,960
9,000	Merck & Co., Inc.	240,750
4,500	Teva Pharmaceutical Industries Ltd. - ADR	202,725
		685,435
	Software: 6.1%
12,500	Microsoft Corp.	229,625
7,500	Oracle Corp. (a)	135,525
		365,150
	Software & Services: 2.1%
20,708	Quadramed Corp. (a)	125,076

	Wireless Telecommunication Services: 4.3%
6,000	China Mobile Limited - ADR	261,120

	TOTAL COMMON STOCKS
	(Cost $4,411,662)	4,325,120

	INVESTMENT COMPANY: 2.2%
6,000	Ultra Oil & Gas ProShares - ETF	129,120

	TOTAL INVESTMENT COMPANY
	(Cost $109,264)	129,120

Contracts (100 shares per contract)
	OPTIONS PURCHASED: 2.7%

	CALL OPTIONS PURCHASED: 2.2%
	Capital Markets: 1.6%
300	The Blakstone Group L.P.
	Expiration: January, 2010, Exercise Price: $5.00	97,500

	Materials: 0.6%
150	Ultra Basic Materials ProShares
	Expiration: April, 2009, Exercise Price: $10.00	34,875
		132,375
	PUT OPTION PURCHASED: 0.5%
	Financials: 0.5%
350	Financial Select Sector SPDR
	Expiration: April, 2009, Exercise Price: $9.00	28,175

	TOTAL OPTIONS PURCHASED
	(Cost $201,430)	160,550

Shares
	SHORT-TERM INVESTMENT: 20.3%
	Money Market Fund: 20.3%
1,224,825	Fidelity Government Portfolio - Institutional	1,224,825

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,224,825)	1,224,825

	TOTAL INVESTMENTS IN SECURITIES: 97.0%
	(Cost $5,947,181)	5,839,615
	Other Assets in Excess of Liabilities: 3.0%	182,092
	TOTAL NET ASSETS: 100.0%	$6,021,707

(a)	Non-income producing security.
ADR	American Depository Receipt
ETF	Exchange - Traded Fund

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

Cost of investments		$5,961,306
Gross unrealized appreciation		101,746
Gross unrealized depreciation		(223,437)
Net unrealized depreciation		$(121,691)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Counterpoint Select Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Counterpoint Select Fund has adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Counterpoint Select Fund's net assets as of March 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices	$5,839,615
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$5,839,615

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Robert M Slotky
Robert M. Slotky, President

Date   May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert M. Slotky
Robert M. Slotky, President

Date  May 29, 2009

By (Signature and Title)*    /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  May 29, 2009

* Print the name and title of each signing officer under his or her signature.